UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year-end: October 31st

Date of reporting period: May 1, 2015 to July 31, 2015

Item 1:	Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2015 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (121.3%)
Advertising (5.0%)
$885		Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	$912,656
1,000		Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 08/31/15 @ 105.72)	(B, B3)	03/15/20	7.625	1,054,375
2,964		Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	3,101,085
1,800		Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)[1]	(B+, B3)	02/15/22	6.125	1,849,500
2,825		Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 106.28)[1]	(CCC+, Caa1)	10/15/20	8.375	2,870,906
4,250		WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)[1]	(B+, B1)	01/15/21	6.000	4,377,500

						14,166,022

Auto Parts & Equipment (2.8%)
1,260		EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)[1]	(BB+, Ba2)	04/30/23	5.000	1,237,950
2,650		MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)	(B+, B3)	10/15/22	7.375	2,829,007
500		Schaeffler Holding Finance B.V., 6.875% Cash, 7.625% PIK, Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 103.44)[1,2]	(B, B1)	08/15/18	14.500	518,750
4,000		UCI International, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 104.31)	(CCC-, Caa2)	02/15/19	8.625	3,400,000

						7,985,707

Banking (1.3%)
3,340		CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 105.81)[1]	(B+, B1)	02/15/18	7.750	3,519,525
—	[5]	FCC Holdings Finance Subsidiary, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/15 @ 100.00)[1,3,4]	(NR, Ca)	12/15/15	13.000	5

						3,519,530

Building & Construction (2.3%)
2,290		AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	2,301,450
600		K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	405,000
1,600		NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)[1]	(B+, B3)	01/15/23	8.250	1,696,000
2,100		PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)[1]	(CCC+, Caa1)	05/15/23	9.000	2,068,500

						6,470,950

Building Materials (5.7%)
4,500		Euramax International, Inc., Global Senior Secured Notes (Callable 8/17/15 @ 100.00)	(CCC, Caa2)	04/01/16	9.500	4,505,625
3,650		Euramax International, Inc., Rule 144A, Secured Notes (Callable 02/15/18 @ 109.00)[1]	(B-, Caa2)	08/15/20	12.000	3,650,000
2,500		Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(B-, Caa1)	01/15/19	7.250	2,600,000
3,073		Interline Brands, Inc., 10.000% Cash, 10.750% PIK, Global Senior Unsecured Notes (Callable 08/24/15 @ 105.00)[2]	(CCC+, Caa2)	11/15/18	20.750	3,248,161
1,950		Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 103.06)[1]	(NR, Caa2)	07/15/23	6.125	1,945,125

						15,948,911

Cable & Satellite TV (8.3%)
2,000		Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)[1]	(BB-, B1)	01/15/22	6.500	2,070,000
1,000		Altice S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 103.81)[1]	(B, B3)	02/15/25	7.625	982,500
4,000		Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)[1]	(B+, B1)	02/01/20	7.250	4,060,000
1,150		Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/20	8.000	1,256,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Cable & Satellite TV
$1,500	CCO Safari II LLC, Rule 144A, Senior Secured Notes (Callable 04/23/25 @ 100.00)[1]	(BBB-, Ba1)	07/23/25	4.908	$1,505,672
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,681,875
500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	530,000
600	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	11/15/24	5.875	583,500
2,864	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)[1]	(BB-, B3)	04/01/20	9.125	3,100,280
1,250	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)[1]	(B-, B3)	08/01/21	6.250	1,275,000
1,700	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)[1]	(B+, Ba3)	05/15/22	6.000	1,734,000
2,800	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)[1]	(B+, Ba3)	05/15/24	6.250	2,854,460
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)[1,6]	(B, B2)	04/15/23	7.000	1,671,686

					23,305,348

Chemicals (7.7%)
2,650	A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)[1]	(B+, B3)	06/01/23	6.875	2,696,375
1,933	AVINTIV Specialty Materials, Inc., Global Senior Secured Notes (Callable 08/31/15 @ 103.88)	(B-, B2)	02/01/19	7.750	1,986,157
1,775	AVINTIV Specialty Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)[1]	(CCC+, Caa1)	06/01/19	6.875	1,817,156
300	Axalta Coating Systems Dutch Holding B, Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)[1]	(B, B3)	05/01/21	7.375	320,250
3,025	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	3,070,375
3,196	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(BB-, B1)	11/15/20	6.375	2,860,420
1,150	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 08/31/15 @ 103.25)[1,7]	(B-, B3)	08/15/18	6.125	1,174,438
1,100	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)[1]	(B+, B1)	10/15/19	6.375	1,120,625
2,900	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 103.94)	(B-, B2)	11/01/18	7.875	2,954,375
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 100.00)[1,3]	(NR, NR)	05/08/17	9.000	114,095
2,400	The Chemours Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/20 @ 103.50)[1]	(NR, B1)	05/15/25	7.000	2,111,256
1,250	Univar U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 103.38)[1]	(B, Caa1)	07/15/23	6.750	1,259,375

					21,484,897

Consumer/Commercial/Lease Financing (1.5%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[1]	(CCC+, Caa2)	08/01/22	7.250	4,263,750

Electric - Generation (1.0%)
2,750	Dynegy, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.81)[1]	(B+, B3)	11/01/24	7.625	2,853,125

Energy - Exploration & Production (7.7%)
4,514	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CCC+, B3)	04/15/21	6.750	3,927,180
2,639	Comstock Resources, Inc., Company Guaranteed Notes (Callable 08/31/15 @ 103.88)[7]	(CCC, Caa2)	04/01/19	7.750	963,235
2,100	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)[1]	(NR, NR)	05/27/22	10.250	2,071,125
600	Energy XXI Gulf Coast, Inc., Global Company Guaranteed Notes (Callable 03/15/19 @ 103.44)	(CCC+, Caa3)	03/15/24	6.875	133,500
4,350	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 104.13)[7]	(CCC+, Caa3)	02/15/18	8.250	2,142,375
478	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)[1,2,8]	(NR, NR)	03/28/19	8.400	399,348

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$1,134	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	$1,037,610
2,000	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)[7]	(B+, B2)	03/15/22	6.875	1,850,000
3,647	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B+, B2)	10/15/22	7.750	3,779,204
4,026	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	3,200,670
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 104.25)	(CCC+, Caa1)	06/15/19	8.500	1,837,500
350	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB, Ba2)	03/15/21	5.750	343,000

					21,684,747

Food - Wholesale (0.8%)
2,250	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 103.63)[1]	(CCC+, B3)	05/01/19	7.250	2,289,375
15	Smithfield Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)[1]	(BB, B1)	08/01/21	5.875	15,694

					2,305,069

Forestry & Paper (0.1%)
300	Lecta S.A., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 106.66)[1,9]	(B, B2)	05/15/19	8.875	353,000
950	Stone & Webster, Inc.[3,4,10]	(NR, NR)	10/23/19	0.000	1,425

					354,425

Gaming (1.0%)
936	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 08/31/15 @ 100.00)[1]	(B-, Caa1)	11/15/19	7.250	933,660
1,500	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)[1,9]	(B, B2)	02/15/21	8.250	1,758,245

					2,691,905

Gas Distribution (4.4%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,902,625
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	2,564,375
1,450	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	1,421,000
4,525	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	4,581,110

					12,469,110

Health Facilities (2.6%)
4,050	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)[1]	(B-, B3)	08/01/19	8.750	4,070,250
2,100	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	2,361,198

825	Tenet Healthcare Corp., Rule 144A, Senior Unsecured Notes[1]	(CCC+, B3)	06/15/23	6.750	864,188

					7,295,636

Health Services (0.3%)
780	ExamWorks Group, Inc., Company Guaranteed Notes (Callable 04/15/18 @ 104.22)	(B-, B3)	04/15/23	5.625	803,400

Insurance Brokerage (2.2%)
1,750	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/15 @ 102.00)[1,2]	(CCC+, Caa2)	07/15/19	17.000	1,758,750
2,450	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)[1]	(CCC+, Caa1)	10/01/21	7.875	2,508,188
2,000	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/16 @ 106.75)[1]	(CCC+, Caa2)	07/15/21	9.000	2,012,500

					6,279,438

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Investments & Misc. Financial Services (3.8%)
$1,500	Arrow Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/16 @ 103.94)[1,6]	(BB-, B1)	03/01/20	7.875	$2,475,110
1,500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)[1,6]	(B+, B2)	10/01/19	10.375	2,555,866
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)[1]	(B+, B1)	04/01/20	7.375	2,964,750
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)[1]	(B, B1)	04/15/22	6.875	1,351,000
1,275	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)[1]	(B, B2)	12/01/18	7.000	1,319,625

					10,666,351

Media Content (1.7%)
550	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	03/01/24	5.750	577,500
100	Netflix, Inc., Rule 144A, Senior Unsecured Notes[1]	(B+, B1)	02/15/22	5.500	104,500
750	Netflix, Inc., Rule 144A, Senior Unsecured Notes[1]	(B+, B1)	02/15/25	5.875	791,250
3,200	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	3,320,000

					4,793,250

Metals & Mining - Excluding Steel (4.8%)
3,100	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)[1,7]	(CCC+, Caa2)	04/01/21	7.000	2,061,500
426	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes[1]	(B, B3)	10/01/18	10.000	394,050
1,800	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)[1]	(BB, Ba3)	12/15/20	6.125	1,656,000
3,430	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	3,747,275
3,050	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC, Caa2)	06/01/19	11.000	1,136,125
4,300	Taseko Mines Ltd., Company Guaranteed Notes (Callable 08/31/15 @ 103.88)	(B-, B3)	04/15/19	7.750	3,074,500
3,100	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 104.63)[1,11]	(NR, NR)	05/15/19	9.250	1,317,500

					13,386,950

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services (6.5%)
$4,500	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)[1,7]	(BB-, B3)	12/01/20	7.500	$3,735,000
4,080	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	2,754,000
1,575	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)[1,7]	(B+, Caa1)	12/01/17	7.250	1,346,625
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B+, B1)	07/15/22	6.750	1,701,500
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 08/01/16 @ 103.75)	(B+, B1)	08/01/20	7.500	175,000
2,355	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	1,648,500
2,250	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/15 @ 104.31)[1,7]	(B+, Ba3)	11/01/18	8.625	1,974,375
3,575	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)[1]	(CCC+, Caa1)	11/15/19	9.750	2,341,625
2,500	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 103.94)[1]	(BB, B1)	01/15/19	7.875	2,437,500

					18,114,125

Oil Refining & Marketing (4.7%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)[1]	(B+, B3)	08/15/22	6.250	985,000
4,400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(B+, B1)	11/01/22	6.500	4,444,000
2,650	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/15 @ 105.34)	(BB-, B1)	11/15/20	7.125	2,716,250
4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	4,240,000
700	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	707,000

					13,092,250

Packaging (2.3%)
200	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)[1,7]	(CCC+, Caa1)	01/31/21	6.750	206,000
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)[1,9]	(CCC+, Caa1)	10/15/20	9.250	819,799
4,150	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/16 @ 104.13)	(CCC+, Caa2)	02/15/21	8.250	4,326,375
1,050	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Unsecured Notes (Callable 02/15/18 @ 103.88)[1,9]	(B-, Caa1)	02/15/23	7.750	1,225,568

					6,577,742

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Personal & Household Products (1.4%)
$3,690	NBTY, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 104.50)	(B-, B3)	10/01/18	9.000	$3,809,925

Pharmaceuticals (2.2%)
2,025	Capsugel S.A., 7.000% Cash, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/17/15 @ 102.00)[1,2]	(B-, Caa1)	05/15/19	14.750	2,054,109
1,400	Endo Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.50)[1]	(B, B1)	07/15/23	6.000	1,459,500
416	inVentiv Health, Inc., 10.000% Cash, 12.000% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 105.00)[1,2]	(CCC, Caa2)	08/15/18	22.000	438,374
283	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 102.50)[1]	(CCC, Caa3)	08/15/18	11.000	273,095
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 103.38)[1]	(B, B1)	08/15/21	6.750	1,043,750
750	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 103.19)[1]	(B, B1)	10/15/20	6.375	792,187

					6,061,015

Printing & Publishing (1.5%)
4,008	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 104.88)[1]	(B+, B1)	08/01/18	9.750	4,173,330

Property & Casualty Insurance (0.8%)
2,500	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[1]	(CCC+, Caa2)	10/01/22	8.500	2,121,875

Real Estate Development & Management (0.4%)
1,000	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	992,500

Real Estate Investment Trusts (3.6%)
4,400	iStar Financial, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	4,334,264
2,500	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB-, B2)	08/01/22	5.875	2,546,875
875	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(BB-, Ba3)	02/15/21	6.625	920,937
2,250	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 102.56)	(BB-, Ba3)	04/01/23	5.125	2,272,500

					10,074,576

Software - Services (6.5%)
2,400	MedAssets, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 104.00)	(B, B3)	11/15/18	8.000	2,481,000
2,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)[7]	(B+, B2)	01/15/23	4.500	1,710,000
1,950	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)[1]	(B-, B3)	06/01/21	8.625	1,911,000
2,850	Sophia Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 107.31)[1]	(CCC+, Caa1)	01/15/19	9.750	3,049,500
1,250	Sophia Holding Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 102.00)[1]	(CCC+, Caa2)	12/01/18	9.625	1,267,188
3,000	SS&C Technologies Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.41)[1]	(B+, B3)	07/15/23	5.875	3,112,500
1,875	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[1]	(CCC+, Caa1)	04/01/22	8.750	1,265,625
3,931	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 104.56)	(CCC+, Caa1)	01/15/19	9.125	3,469,107

					18,265,920

Specialty Retail (1.9%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/15 @ 104.63)[1]	(CCC+, B3)	08/01/19	9.250	523,125
1,392	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)[1]	(CCC+, Caa2)	11/15/18	10.000	1,390,260
1,000	Caleres, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 104.69)[1]	(BB, B1)	08/15/23	6.250	1,015,000
75	IT Holding Finance S.A., Company Guaranteed Notes[4,9,11]	(NR, NR)	11/15/25	9.875	816
1,660	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	1,736,775
1,100	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)[1,9]	(CCC, Caa1)	04/15/19	9.875	583,361

					5,249,337

Steel Producers/Products (0.9%)
2,685	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/15 @ 104.13)[1]	(B-, Caa1)	03/15/18	8.250	2,396,363

Support - Services (7.8%)
2,500	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/18 @ 103.06)[1]	(BB-, B1)	11/01/23	6.125	2,453,125
3,125	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	3,320,312
4,400	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)[7]	(BB-, B3)	09/01/22	7.000	4,400,000
2,100	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)[1]	(B, B2)	08/01/19	8.125	1,611,750
2,000	NCSG Crane & Heavy Haul Services, Inc., Rule 144A, Secured Notes (Callable 08/15/17 @ 109.50)[1]	(B-, Caa2)	08/15/19	9.500	1,310,000
1,300	Outerwall, Inc., Global Company Guaranteed Notes (Callable 06/15/17 @ 104.41)	(BB-, Ba3)	06/15/21	5.875	1,244,750
2,075	Safway Finance Corp., Rule 144A, Secured Notes (Callable 08/31/15 @ 103.50)[1]	(B+, B3)	05/15/18	7.000	2,126,875
1,950	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)[1]	(CCC+, Caa1)	05/15/23	6.500	1,998,750
765	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.69)[7]	(B, B2)	01/15/21	7.375	801,338
289	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.13)	(BB-, B1)	02/01/21	8.250	309,016
2,100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B1)	05/15/20	7.375	2,244,375

					21,820,291

Tech Hardware & Equipment (6.7%)
2,210	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	2,339,837
1,550	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 103.50)[1]	(B, B1)	04/01/19	7.000	1,503,500
1,750	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 104.50)[1,7]	(B, B1)	04/01/19	9.000	1,793,750
3,584	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)[1]	(B+, Ba3)	09/01/22	5.500	3,592,960

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Tech Hardware & Equipment
$4,195	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 104.75)[1]	(BB+, Ba1)	12/01/16	9.500	$4,278,900
1,175	CDW Finance Corp., Company Guaranteed Notes (Callable 06/01/24 @ 100.00)	(B+, B1)	12/01/24	5.500	1,183,813
1,950	CommScope Technologies Finance LLC, Rule 144A, Senior Secured Notes (Callable 06/15/20 @ 103.00)[1]	(B, B2)	06/15/25	6.000	1,930,500
2,250	Dell, Inc., Global Senior Unsecured Notes	(BB+, Ba3)	04/15/38	6.500	2,086,875

					18,710,135

Telecom - Satellite (3.1%)
4,500	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	4,995,000
1,250	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	1,248,437
500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 08/31/15 @ 103.63)	(B+, B3)	04/01/19	7.250	497,500
1,500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 12/15/17 @ 103.31)[7]	(CCC+, Caa1)	12/15/22	6.625	1,376,250
700	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(CCC+, Caa2)	06/01/21	7.750	559,125

					8,676,312

Telecom - Wireless (2.5%)
625	Sprint Corp., Global Company Guaranteed Notes	(B+, B2)	09/15/23	7.875	600,781
1,600	Sprint Corp., Global Company Guaranteed Notes	(B+, B2)	06/15/24	7.125	1,468,000
1,350	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)	(B+, B2)	02/15/25	7.625	1,255,500
3,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	3,758,219

					7,082,500

Telecom - Wireline Integrated & Services (0.5%)
550	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes[1,3,4,10,11]	(NR, NR)	01/15/15	0.000	—
1,350	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 104.50)[1]	(B-, Caa1)	04/01/23	6.000	1,357,749

					1,357,749

Theaters & Entertainment (2.6%)
1,600	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B, B3)	02/15/22	5.875	1,644,000
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)[1]	(BB, B1)	06/15/23	6.000	1,508,188
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,035,000
3,074	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	3,250,755

					7,437,943

Transport Infrastructure/Services (0.4%)
600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)[1]	(BB-, B1)	01/15/22	7.375	513,750
870	Teekay Offshore Finance Corp., Global Senior Unsecured Notes	(NR, NR)	07/30/19	6.000	751,463

					1,265,213

TOTAL CORPORATE BONDS (Cost $361,765,451)					340,007,622

BANK LOANS (23.4%)
Aerospace & Defense (0.5%)
1,500	LM U.S. Corp. Acquisition, Inc.[12]	(CCC, Caa2)	01/25/21	8.250	1,496,250

Auto Parts & Equipment (1.1%)
1,750	Jason, Inc.[12]	(CCC+, Caa1)	06/30/22	9.000	1,607,086

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Auto Parts & Equipment
$1,560	U.S. Farathane LLC[12]	(B+, B2)	12/23/21	6.750	$1,581,450

					3,188,536

Beverages (0.9%)
2,500	The Winebow Group, Inc.[12]	(CCC+, Caa1)	12/31/21	8.500	2,412,500

Building Materials (0.9%)
2,422	Panolam Industries International, Inc.[12]	(BB-, B2)	08/23/17	7.750	2,404,300

Chemicals (2.4%)
2,429	Ascend Performance Materials LLC[12]	(B, B2)	04/10/18	6.750	2,106,830
1,750	AZ Chem U.S., Inc.[12]	(B-, B1)	06/12/22	7.500	1,747,812
2,963	Ravago Holdings America, Inc.[12]	(BB+, B2)	12/20/20	5.500	2,987,800

					6,842,442

Diversified Capital Goods (0.7%)
1,870	Dynacast International LLC[12]	(B-, Caa1)	01/30/23	9.500	1,870,000

Energy - Exploration & Production (0.6%)
1,750	Chief Exploration & Development LLC[12]	(NR, NR)	05/12/21	7.500	1,620,211

Food - Wholesale (0.5%)
1,500	Del Monte Foods, Inc.[12]	(CCC+, Caa1)	08/18/21	8.250	1,367,820

Gaming (0.5%)
1,500	CBAC Borrower LLC[12]	(B-, B3)	07/02/20	8.250	1,393,125

Health Services (0.6%)
1,750	Phillips-Medisize Corp.[12]	(CCC+, Caa2)	06/16/22	8.250	1,751,094

Insurance Brokerage (0.4%)
998	AssuredPartners Capital, Inc.[12]	(CCC+, Caa2)	04/02/22	7.750	1,002,488

Investments & Misc. Financial Services (1.5%)
1,500	Ascensus, Inc.[12]	(CCC+, Caa1)	12/02/20	9.000	1,503,750
950	Liquidnet Holdings, Inc.[12]	(B, B3)	05/22/19	7.750	921,500
2,000	Mergermarket U.S.A., Inc.[12]	(CCC+, Caa2)	02/04/22	7.500	1,875,000

					4,300,250

Machinery (0.8%)
2,250	CPM Holdings, Inc.[12]	(B, Caa1)	04/10/23	10.250	2,261,250

Media Content (0.4%)
1,000	DLG Acquisitions Ltd.[9,12]	(B, B3)	06/30/22	8.250	1,097,254

Oil Field Equipment & Services (0.5%)
2,000	Shelf Drilling Holdings Ltd.[12]	(B+, B1)	10/08/18	10.000	1,395,000

Oil Refining & Marketing (1.1%)
2,962	Philadelphia Energy Solutions LLC[12]	(BB-, B1)	04/04/18	6.250	2,932,500

Printing & Publishing (0.4%)
1,009	Harland Clarke Holdings Corp.[12]	(B+, B1)	06/30/17	5.532	1,011,867

Recreation & Travel (1.7%)
1,970	Abercrombie & Kent U.S. Group Holdings, Inc.[4,12]	(NR, NR)	12/09/18	5.000	1,841,950
3,000	Legendary Pictures Funding LLC[12]	(NR, NR)	04/17/20	7.000	3,000,000

					4,841,950

Software - Services (2.6%)
2,000	Deltek, Inc.[12]	(CCC+, Caa2)	06/17/23	9.500	2,024,170
2,963	Intralinks, Inc.[4,12]	(BB, B2)	02/21/19	7.250	2,955,094
2,500	Landslide Holdings, Inc.[12]	(CCC+, Caa1)	02/25/21	8.250	2,437,500

					7,416,764

Specialty Retail (0.9%)
2,500	BJ’s Wholesale Club, Inc.[12]	(CCC, Caa2)	03/26/20	8.500	2,526,337

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Support - Services (0.5%)
$1,478	RedTop Luxembourg Sarl[12]	(CCC+, B3)	06/03/21	8.250	$1,484,888

Telecom - Wireline Integrated & Services (0.7%)
2,000	Omnitracs, Inc.[12]	(CCC+, Caa1)	05/25/21	8.750	1,973,330

Theaters & Entertainment (2.0%)
2,000	CKX, Inc.[12]	(CCC-, Caa2)	06/21/17	9.000	825,000
3,000	Metro-Goldwyn-Mayer, Inc.[12]	(BB, Ba3)	06/26/20	5.125	3,037,515
1,779	Tech Finance & Co. S.C.A.[12]	(B+, B1)	07/10/20	5.000	1,797,122

					5,659,637

Transport Infrastructure/Services (1.2%)
792	OSG Bulk Ships, Inc.[12]	(BB-, B1)	08/05/19	5.250	793,489
1,188	OSG International, Inc.[12]	(BB-, B1)	08/05/19	5.750	1,191,718
1,360	PODS LLC[12]	(CCC+, Caa1)	02/02/23	9.250	1,388,900

					3,374,107

TOTAL BANK LOANS (Cost $67,772,139)					65,623,900

ASSET BACKED SECURITIES (0.6%)
Collateralized Debt Obligations (0.6%)
1,000	BNPP IP CLO Ltd., 2014-2A, Rule 144A1,12	(BB, NR)	10/30/25	5.528	895,170
1,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A1,12	(B, NR)	11/15/23	8.174	1,003,067

TOTAL ASSET BACKED SECURITIES (Cost $1,923,552)					1,898,237

Number of Shares

COMMON STOCKS (0.1%)
Building Materials (0.0%)
619	Dayton Superior Corp.[3,4,13]				—

Chemicals (0.1%)
4,893	Huntsman Corp.[4]				92,967

Gaming (0.0%)
55,100	Majestic Holdco LLC[4,13]				13,086

Media Content (0.0%)
43,413	Cumulus Media, Inc., Class A13				71,632

TOTAL COMMON STOCKS (Cost $398,239)					177,685

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.[3,4,13] (Cost $250,835)				—

SHORT-TERM INVESTMENTS (3.7%)
10,213,175	State Street Navigator Prime Portfolio, 0.19%[14]				10,213,175

Par (000)		Maturity	Rate%	Value

$143	State Street Bank and Trust Co. Euro Time Deposit	08/03/15	0.010	$142,880

TOTAL SHORT-TERM INVESTMENTS (Cost $10,356,055)				10,356,055

TOTAL INVESTMENTS AT VALUE (149.1%) (Cost $442,466,271)				418,063,499
LIABILITIES IN EXCESS OF OTHER ASSETS (-49.1%)				(137,750,506)

NET ASSETS (100.0%)				$280,312,993

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to a value of $168,562,946 or 60.1% of net assets.

[2]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[3]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
[4]	Illiquid security.
[5]	Par value of security held is less than 1,000.
[6]	This security is denominated in British Pound.
[7]	Security or portion thereof is out on loan.
[8]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[9]	This security is denominated in Euro.
[10]	Zero-coupon security.
[11]	Bond is currently in default.
[12]	Variable rate obligations — The interest rate is the rate as of July 31, 2015.
[13]	Non-income producing security.
[14]	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2015.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,000,000	USD	1,091,840	10/15/15	Morgan Stanley	$1,091,840	$1,105,960	$14,120
USD	7,345,451	EUR	6,580,000	10/15/15	Morgan Stanley	(7,345,451)	(7,277,218)	68,233
USD	6,781,883	GBP	4,419,000	10/15/15	Morgan Stanley	(6,781,883)	(6,892,463)	(110,580)

								$(28,227)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$339,892,097	$115,525		$340,007,622
Bank Loans	—	38,608,368	27,015,532		65,623,900
Asset Backed Securities	—	1,898,237	—		1,898,237
Common Stocks	164,599	13,086	0	[1]	177,685
Preferred Stocks	—	—	0	[1]	0
Short-term Investments	—	10,356,055	—		10,356,055

	$164,599	$390,767,843	$27,131,057		$418,063,499

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$82,353	$—		$82,353

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$110,580	$—		$110,580

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Total
Balance as of October 31, 2014	$3,593	$4,766,200	$350,246	$5,120,039
Accrued discounts (premiums)	—	21,152	—	21,152
Purchases	—	5,594,350	—	5,594,350
Sales	(24)	(55,000)	(453,000)	(508,024)
Realized gain (loss)	0	1,389	453,000	454,389
Change in unrealized appreciation (depreciation)	(2,139)	226,560	(337,160)	(112,739)
Transfers into Level 3	114,095	16,460,881	—	16,574,976
Transfers out of Level 3	—	—	(13,086)	(13,086)

Balance as of July 31, 2015	$115,525	$27,015,532	$—	$27,131,057

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2015	$(2,138)	$226,044	$—	$223,906

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 7/31/2015	Valuation Technique(s)	Unobservable Input	Range
Corporate Bonds	$115,525	Market Approach	Single Broker Quote	NA
Bank Loans	$27,015,532	Market Approach	Single Broker Quote	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Managment LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were no transfers in and out of Level 1 and Level 2, but there were $16,574,976 transferred out from Level 2 to Level 3 due to lack of observable market data because of decrease in market activity and $13,086 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ John G. Popp

Name: John G. Popp

Title: Chief Executive Officer and President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp

Name: John G. Popp

Title: Chief Executive Officer and President

Date: September 21, 2015

/s/ Rocco DelGuercio

Name: Rocco DelGuercio

Title: Chief Financial Officer and Treasurer

Date: September 21, 2015